Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
Rental expenses	$ 24,418,965	$ 21,757,001	$ 15,475,718
Future minimum lease payments under non-cancelable operating lease agreements
2013	15,826,340
2014	8,399,544
2015	1,574,038
2016	478,732
2017	273,190
Total	$ 26,551,844
Minimum
Operating lease commitments
Remaining lease terms	6 months
Maximum
Operating lease commitments
Remaining lease terms	240 months